Summary of Status of Outstanding Notes (Parenthetical) (Detail) (USD $)			12 Months Ended		1 Months Ended
	Dec. 31, 2012	Jan. 31, 2011 Chief Executive Officer and Executive Chairman [Member]	Dec. 31, 2012 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member] EC and WS Family Trust	Dec. 12, 2010 Promissory Note [Member] Targeted Medical Pharma, Inc [Member]	Jun. 12, 2011 Promissory Note [Member] Dr. Shell [Member]	Jun. 12, 2011 Promissory Note [Member] Ms. Charuvastra [Member]	Dec. 31, 2012 Promissory Note [Member] Mr. Giffon [Member]	Jun. 12, 2011 Promissory Note [Member] Mr. Giffon [Member]
Note Amount	$ 5,568,390	$ 440,000		$ 200,000	$ 300,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum					8.00%
Debt Instrument, Interest Rate, Effective Percentage		6.00%
Promissory note, maturity date					Jun. 12, 2011
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum					3.25%
Debt Instrument Extended Maturity Date			Dec. 15, 2015